JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Brazil — 10.8%
Banco BTG Pactual SA	8,156	46,863
Itau Unibanco Holding SA, ADR	12,037	72,464
MercadoLibre, Inc. *	117	195,468
NU Holdings Ltd., Class A *	15,707	190,534
Petroleo Brasileiro SA, ADR	6,214	81,770
Raia Drogasil SA	14,395	70,673
WEG SA	11,080	99,021
		756,793
China — 21.0%
Alibaba Group Holding Ltd., ADR	1,299	102,401
Contemporary Amperex Technology Co. Ltd., Class A	1,655	42,664
Full Truck Alliance Co. Ltd., ADR	8,156	61,987
Fuyao Glass Industry Group Co. Ltd., Class A	8,302	51,725
H World Group Ltd., ADR	2,366	70,969
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,089	44,939
Kanzhun Ltd., ADR	2,548	34,599
Kweichow Moutai Co. Ltd., Class A	420	82,660
Midea Group Co. Ltd., Class A	9,369	82,665
Montage Technology Co. Ltd., Class A	9,371	77,394
NetEase, Inc., ADR	63	5,778
NetEase, Inc.	3,769	69,509
PDD Holdings, Inc., ADR *	477	61,513
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,484	52,871
Shenzhou International Group Holdings Ltd.	6,070	51,388
Tencent Holdings Ltd.	8,772	404,787
Wanhua Chemical Group Co. Ltd., Class A	4,778	51,305
Wuliangye Yibin Co. Ltd., Class A	2,266	39,820
Yum China Holdings, Inc.	2,686	81,226
		1,470,200
Hong Kong — 2.2%
AIA Group Ltd.	7,965	53,273
Techtronic Industries Co. Ltd.	6,394	81,892
Techtronic Industries Co. Ltd.	1,219	15,583
		150,748
India — 17.0%
Apollo Hospitals Enterprise Ltd.	468	37,080
Asian Paints Ltd.	1,051	38,772
Bajaj Finance Ltd.	1,404	114,415
Bharat Electronics Ltd.	14,443	54,652
Bharti Airtel Ltd.	4,232	75,597
Britannia Industries Ltd. *	430	29,749
HDFC Bank Ltd.	7,136	137,890
Hindustan Aeronautics Ltd. (a)	831	48,979
ICICI Bank Ltd.	7,180	104,666
Infosys Ltd., ADR (b)	740	16,380
Infosys Ltd.	3,205	71,076

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
ITC Ltd.	16,145	95,716
Kotak Mahindra Bank Ltd.	4,734	102,557
MakeMyTrip Ltd. *	543	50,850
Shriram Finance Ltd.	1,735	60,863
Tata Consultancy Services Ltd.	1,474	77,382
UltraTech Cement Ltd.	502	71,394
		1,188,018
Indonesia — 3.4%
Bank Central Asia Tbk. PT	178,117	112,555
Bank Rakyat Indonesia Persero Tbk. PT	429,043	123,453
		236,008
Macau — 0.5%
Sands China Ltd. *	20,199	37,865
Mexico — 4.1%
Fomento Economico Mexicano SAB de CV, ADR	473	52,171
Grupo Financiero Banorte SAB de CV, Class O	10,697	80,325
Grupo Mexico SAB de CV	8,822	49,616
Wal-Mart de Mexico SAB de CV	31,438	104,619
		286,731
Panama — 1.0%
Copa Holdings SA, Class A	812	72,096
Portugal — 1.2%
Jeronimo Martins SGPS SA	4,778	83,517
South Africa — 3.5%
Bid Corp. Ltd.	2,755	68,564
Capitec Bank Holdings Ltd.	602	93,942
Shoprite Holdings Ltd.	5,085	85,218
		247,724
South Korea — 10.7%
Hanwha Aerospace Co. Ltd.	264	55,366
Kia Corp.	1,241	101,848
Samsung Electronics Co. Ltd.	6,883	424,447
SK Hynix, Inc.	1,168	167,444
		749,105
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	15,242	159,757
Taiwan — 16.6%
ASE Technology Holding Co. Ltd.	9,625	44,921
Chailease Holding Co. Ltd.	15,971	74,505
Delta Electronics, Inc.	7,140	91,705
MediaTek, Inc.	2,187	83,292
Realtek Semiconductor Corp.	2,482	39,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,613	599,014

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd.	5,546	161,784
Wiwynn Corp.	1,024	64,905
		1,159,280
Turkey — 4.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	60,462
BIM Birlesik Magazalar A/S	6,031	113,917
KOC Holding A/S	10,072	65,414
Yapi ve Kredi Bankasi A/S	82,281	75,032
		314,825
United States — 1.1%
Globant SA *	245	47,729
Las Vegas Sands Corp.	667	26,472
		74,201
Total Common Stocks (Cost $5,198,436)		6,986,868
Short-Term Investments — 0.6%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (c) (d)(Cost $31,385)	31,376	31,385
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $9,678)	9,678	9,678
Total Short-Term Investments (Cost $41,063)		41,063
Total Investments — 100.5% (Cost $5,239,499)		7,027,931
Liabilities in Excess of Other Assets — (0.5)%		(33,078)
NET ASSETS — 100.0%		6,994,853

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $9,180.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.8%
Semiconductors & Semiconductor Equipment	16.7
Consumer Staples Distribution & Retail	7.5
Technology Hardware, Storage & Peripherals	7.0
Interactive Media & Services	6.2
Broadline Retail	5.1
Hotels, Restaurants & Leisure	3.8
Aerospace & Defense	3.1
IT Services	3.0
Consumer Finance	2.5
Beverages	2.5
Machinery	2.0
Electrical Equipment	2.0
Automobiles	1.4
Tobacco	1.4
Electronic Equipment, Instruments & Components	1.3
Chemicals	1.3
Household Durables	1.2
Oil, Gas & Consumable Fuels	1.2
Wireless Telecommunication Services	1.1
Entertainment	1.1
Financial Services	1.1
Passenger Airlines	1.0
Construction Materials	1.0
Others (each less than 1.0%)	7.1
Short-Term Investments	0.6

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$756,793	$—	$—	$756,793
China	470,198	1,000,002	—	1,470,200
Hong Kong	—	150,748	—	150,748
India	67,230	1,120,788	—	1,188,018
Indonesia	112,555	123,453	—	236,008
Macau	—	37,865	—	37,865
Mexico	286,731	—	—	286,731
Panama	72,096	—	—	72,096

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$83,517	$—	$—	$83,517
South Africa	68,564	179,160	—	247,724
South Korea	—	749,105	—	749,105
Spain	—	159,757	—	159,757
Taiwan	599,014	560,266	—	1,159,280
Turkey	254,363	60,462	—	314,825
United States	74,201	—	—	74,201
Total Common Stocks	2,845,262	4,141,606	—	6,986,868
Short-Term Investments
Investment Companies	31,385	—	—	31,385
Investment of Cash Collateral from Securities Loaned	9,678	—	—	9,678
Total Short-Term Investments	41,063	—	—	41,063
Total Investments in Securities	$2,886,325	$4,141,606	$—	$7,027,931
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$46,878	$1,335,024	$1,350,488	$(26)	$(3)	$31,385	31,376	$1,426	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	—	45,000	45,000	— (c)	—	—	—	16	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	25,503	15,825	—	—	9,678	9,678	38	—
Total	$46,878	$1,405,527	$1,411,313	$(26)	$(3)	$41,063		$1,480	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.